Finance Receivables - Performing and Nonperforming Net Finance Receivables by Type (Details) (10-K) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2015	Sep. 30, 2016	Dec. 31, 2014
Financing Receivable, Recorded Investment [Line Items]
Net Finance Receivables		$ 154,000,000	$ 13,870,000,000	$ 6,483,000,000
Nonperforming Financial Instruments [Member]
Financing Receivable, Recorded Investment [Line Items]
Net Finance Receivables		257,000,000		159,000,000
Performing Financial Instruments [Member]
Financing Receivable, Recorded Investment [Line Items]
Net Finance Receivables		$ 15,133,000,000		6,324,000,000
Consumer Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Number of days past due before which a loan is charged off to the allowance for finance receivable losses	180 days	90 days
Net Finance Receivables		$ 13,267,000,000		3,831,000,000
Consumer Loan [Member] | Nonperforming Financial Instruments [Member]
Financing Receivable, Recorded Investment [Line Items]
Net Finance Receivables		201,000,000		77,000,000
Consumer Loan [Member] | Performing Financial Instruments [Member]
Financing Receivable, Recorded Investment [Line Items]
Net Finance Receivables		$ 13,066,000,000		3,754,000,000
Revolving Credit Facility [Member]
Financing Receivable, Recorded Investment [Line Items]
Number of days past due before which a loan is charged off to the allowance for finance receivable losses		180 days
Spring Castle Portfolio [Member]
Financing Receivable, Recorded Investment [Line Items]
Net Finance Receivables		$ 1,576,000,000		1,979,000,000
Spring Castle Portfolio [Member] | Nonperforming Financial Instruments [Member]
Financing Receivable, Recorded Investment [Line Items]
Net Finance Receivables		36,000,000		51,000,000
Spring Castle Portfolio [Member] | Performing Financial Instruments [Member]
Financing Receivable, Recorded Investment [Line Items]
Net Finance Receivables		1,540,000,000		1,928,000,000
Residential Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Net Finance Receivables		524,000,000		625,000,000
Residential Portfolio Segment [Member] | Nonperforming Financial Instruments [Member]
Financing Receivable, Recorded Investment [Line Items]
Net Finance Receivables		19,000,000		30,000,000
Residential Portfolio Segment [Member] | Performing Financial Instruments [Member]
Financing Receivable, Recorded Investment [Line Items]
Net Finance Receivables		505,000,000		595,000,000
Credit Card Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Net Finance Receivables		23,000,000		48,000,000
Credit Card Receivable [Member] | Nonperforming Financial Instruments [Member]
Financing Receivable, Recorded Investment [Line Items]
Net Finance Receivables		1,000,000		1,000,000
Credit Card Receivable [Member] | Performing Financial Instruments [Member]
Financing Receivable, Recorded Investment [Line Items]
Net Finance Receivables		$ 22,000,000		$ 47,000,000